Cover	Nov. 13, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002133472
Document Type	S-6
Entity Registrant Name	Advisors Disciplined Trust 2370
Document Period End Date	Nov. 13, 2026